SECURITIES AVAILABLE FOR SALE (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 41,846,939	$ 15,054,717
Less than 12 Months, Unrealized Losses	(331,420)	(99,172)
12 Months or More, Fair Value	15,090,345	37,728,705
12 Months or More, Unrealized Losses	(258,983)	(821,275)
Total Fair Value	56,937,284	52,783,422
Total Unrealized Losses	(590,403)	(920,447)
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	15,928,702	6,477,461
Less than 12 Months, Unrealized Losses	(82,008)	(26,717)
12 Months or More, Fair Value	5,934,944	12,615,391
12 Months or More, Unrealized Losses	(79,685)	(415,664)
Total Fair Value	21,863,646	19,092,852
Total Unrealized Losses	(161,693)	(442,381)
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	7,666,691	7,102,666
Less than 12 Months, Unrealized Losses	(66,224)	(43,614)
12 Months or More, Fair Value	4,927,928	9,369,188
12 Months or More, Unrealized Losses	(102,167)	(237,076)
Total Fair Value	12,594,619	16,471,854
Total Unrealized Losses	(168,391)	(280,690)
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	18,251,546	1,474,590
Less than 12 Months, Unrealized Losses	(183,188)	(28,841)
12 Months or More, Fair Value	4,227,473	15,744,126
12 Months or More, Unrealized Losses	(77,131)	(168,535)
Total Fair Value	22,479,019	17,218,716
Total Unrealized Losses	$ (260,319)	$ (197,376)